Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	3,018	3,086
Total Asset-Backed Securities — Agency (Cost $3,018)			3,086

Asset-Backed Securities — Non-Agency 7.1%

Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	3.978%	4,125,000	3,994,959
Avant Loans Funding Trust(a)
Subordinated Series 2018-B Class B
07/15/2022	4.110%	5,430,000	5,482,708
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	4.525%	1,900,000	1,865,091
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	4.003%	2,750,000	2,614,939
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	3.723%	6,500,000	6,380,835
Conn’s Receivables Funding LLC(a)
Subordinated Series 2017-B Class B
04/15/2021	4.520%	239,353	239,551
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	4.228%	6,000,000	5,813,160
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.528%	2,000,000	1,902,474
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	8.948%	3,000,000	2,857,164
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.016%	3,000,000	2,982,312
Pagaya AI Debt Selection Trust(a),(c)
Series 2019-3 Class A
11/16/2026	3.821%	5,000,000	5,007,813
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	3,150,073	3,160,149
Series 2019-3A Class A
07/15/2025	3.190%	1,275,931	1,281,556
Series 2019-3A Class B
07/15/2025	3.590%	2,000,000	2,013,213
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	3,009,970	3,055,950
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	3,558,523	3,595,182
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.703%	3,750,000	3,671,674
SCF Equipment Leasing LLC(a)
Series 2017-2A Class A
12/20/2023	3.410%	2,522,056	2,551,738
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	4,500,000	4,664,879
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	3	803,202
Series 2016-A Class RIO
01/25/2038	0.000%	3	480,000
Series 2016-A Class RPO
01/25/2038	0.000%	4	1,200,000
Series 2017-A Class R
03/26/2040	0.000%	30,000	1,267,500
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	4.050%	5,000,000	4,913,520
Total Asset-Backed Securities — Non-Agency (Cost $75,991,238)			71,799,569

Commercial Mortgage-Backed Securities - Agency 5.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K063 Class A2
01/25/2027	3.430%	4,395,000	4,780,781
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	7,000,000	7,377,648
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-M7 Class A2
03/25/2028	3.150%	25,000,000	26,521,670
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,993,182	4,150,921
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	6,917,927	7,234,073
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	3,628,442	3,650,623
Total Commercial Mortgage-Backed Securities - Agency (Cost $49,969,645)			53,715,716

Commercial Mortgage-Backed Securities - Non-Agency 5.5%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	3.828%	3,500,000	3,504,292
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	4.277%	8,000,000	8,009,911
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	3,120,000	3,107,789
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	4,031,789
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	1,000,000	912,295
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	7,500,000	7,621,256
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	1,003,500
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	2,010,583
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.278%	2,142,051	2,142,044
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	152,443	156,219
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,000,000	2,055,257
Series 2018-SF3 Class B
10/17/2035	4.079%	8,500,000	8,738,500
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	6,000,000	6,157,367
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	3.528%	2,500,000	2,500,199
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	4.128%	3,050,000	3,052,971
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $52,362,242)			55,003,972

Residential Mortgage-Backed Securities - Agency 95.6%

Federal Home Loan Mortgage Corp.
06/01/2021- 04/01/2047	3.500%	77,088,069	81,046,201
03/01/2022- 09/01/2037	6.000%	1,291	1,426
10/01/2023- 10/01/2040	5.000%	5,521,918	6,090,797
08/01/2041- 06/01/2048	4.500%	22,815,875	24,214,308
10/01/2041- 03/01/2046	4.000%	50,494,293	53,809,471
11/01/2042- 10/01/2049	3.000%	52,160,678	53,293,916
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.619% Cap 10.997% 01/01/2037	4.564%	64,915	67,960
12-month USD LIBOR + 1.910% Cap 10.450% 09/01/2037	4.359%	64,541	67,553
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	3.923%	10,353,627	1,661,798
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	3.923%	16,110,426	3,592,822

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4083 Class CS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/15/2038	4.623%	3,117,247	141,646
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	4.173%	7,599,874	570,660
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	4.123%	3,733,749	304,488
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	4.073%	2,172,835	125,453
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	3.873%	5,089,143	1,037,833
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	3.923%	13,375,890	2,748,241
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.943%	5,088,836	900,059
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	3.973%	2,512,560	433,486
Federal Home Loan Mortgage Corp.(h)
CMO Series 266
07/15/2042	4.000%	5,913,454	907,652
CMO Series 267
08/15/2042	4.000%	5,012,213	788,711
CMO Series 4120 Class AI
11/15/2039	3.500%	3,085,628	188,002
CMO Series 4121 Class IA
01/15/2041	3.500%	3,471,693	261,120
CMO Series 4122 Class JI
12/15/2040	4.000%	4,564,189	338,938
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4139 Class CI
05/15/2042	3.500%	2,385,649	242,624
CMO Series 4147 Class CI
01/15/2041	3.500%	8,104,137	771,302
CMO Series 4148 Class BI
02/15/2041	4.000%	2,529,753	203,881
CMO Series 4177 Class IY
03/15/2043	4.000%	10,033,835	1,719,102
CMO Series 4182 Class DI
05/15/2039	3.500%	9,053,161	488,394
CMO Series 4213 Class DI
06/15/2038	3.500%	6,930,514	353,986
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4068 Class GI
09/15/2036	2.104%	4,435,634	265,303
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	12,649,911	13,951,885
08/01/2022	6.000%	716	790
09/01/2023- 11/01/2023	5.500%	1,419,230	1,484,783
03/01/2027- 03/01/2028	2.500%	17,864,246	18,060,854
03/01/2027- 07/01/2048	3.500%	146,959,734	152,981,931
05/01/2027- 11/01/2042	3.000%	25,316,250	26,119,511
11/01/2043- 06/01/2048	4.000%	51,025,623	53,955,574
08/01/2047	4.500%	7,274,042	7,689,657
CMO Series 2017-72 Class B
09/25/2047	3.000%	7,014,492	7,217,674
Series 6008 Class GEO
07/01/2049	3.500%	19,853,265	20,400,417
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	3.633%	16,603	17,100
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	4.038%	3,083	3,100
12-month USD LIBOR + 1.715% Floor 1.715%, Cap 9.167% 12/01/2033	4.840%	2,752	2,879
12-month USD LIBOR + 1.587% Floor 1.588%, Cap 9.159% 06/01/2034	4.463%	19,865	20,788
Federal National Mortgage Association(i)
10/17/2034	2.500%	40,000,000	40,339,844
10/10/2049	4.500%	35,000,000	36,853,413
11/13/2049	3.000%	25,000,000	25,359,375
11/13/2049	3.500%	17,000,000	17,439,941

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/13/2049	4.000%	86,000,000	89,278,750
Federal National Mortgage Association(j)
05/01/2039	4.500%	3,884,823	4,226,061
Federal National Mortgage Association(g)
CMO Series 2003-W11 Class A1
06/25/2033	5.334%	881	920
Federal National Mortgage Association(g),(h),(k)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	4,045,765	0
Federal National Mortgage Association(h)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	9,284,504	664,854
CMO Series 2012-121 Class GI
08/25/2039	3.500%	5,273,709	307,842
CMO Series 2012-129 Class IC
01/25/2041	3.500%	5,742,985	577,037
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,837,163	128,697
CMO Series 2012-134 Class AI
07/25/2040	3.500%	8,805,537	770,368
CMO Series 2012-144 Class HI
07/25/2042	3.500%	2,159,747	224,629
CMO Series 2012-40 Class IP
09/25/2040	4.000%	9,442,104	765,837
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,478,501	441,373
CMO Series 2013-1 Class BI
02/25/2040	3.500%	5,982,029	416,766
CMO Series 2013-10 Class AI
11/25/2041	3.500%	9,053,978	778,900
CMO Series 2013-16
01/25/2040	3.500%	5,398,310	414,984
CMO Series 2013-41 Class IY
05/25/2040	3.500%	11,291,407	796,017
CMO Series 2013-6 Class MI
02/25/2040	3.500%	5,873,037	458,483
Federal National Mortgage Association(b),(h)
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	4.632%	1,756,401	113,370
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	4.602%	9,380,126	2,070,486
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	4.132%	5,407,249	783,401
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	3.832%	6,773,654	1,366,094
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	3.982%	16,167,983	3,417,952
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	3.982%	12,387,251	2,528,153
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.132%	14,781,067	3,064,443
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	1.932%	47,917,790	3,652,241
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	4.132%	7,270,208	1,545,539
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.032%	12,570,504	2,518,228
CMO Series 2019-34 Class SM
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.032%	19,629,725	3,945,644
Government National Mortgage Association
03/15/2029- 03/15/2033	6.000%	0	0
08/20/2040	5.000%	4,383,141	4,846,002
07/20/2041- 04/20/2048	4.500%	33,275,414	35,334,496
08/20/2049	3.500%	34,927,658	36,250,292

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(i)
10/21/2049	3.000%	35,000,000	35,914,648
10/21/2049	3.500%	15,000,000	15,539,355
10/21/2049	4.500%	15,000,000	15,674,789
Government National Mortgage Association(h)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	3,749,596	640,979
CMO Series 2012-129 Class AI
08/20/2037	3.000%	3,875,425	264,104
CMO Series 2014-131 Class EI
09/16/2039	4.000%	5,165,403	592,792
Government National Mortgage Association(b),(h)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	4.173%	3,108,758	820,351
CMO Series 2017-101 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	4.156%	7,128,799	1,268,270
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.156%	8,535,638	1,681,327
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	4.156%	6,585,621	1,187,857
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.156%	9,708,928	1,830,890
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	4.106%	11,921,558	2,499,287
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.106%	10,879,842	1,855,719
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	4.156%	8,253,401	1,807,807
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	4.156%	5,274,564	1,062,358
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	4.156%	6,275,821	1,301,657
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	4.156%	9,286,535	1,939,641
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.156%	9,028,541	1,831,571
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.006%	10,242,776	1,865,939
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	4.056%	15,693,542	2,772,068
CMO Series 2019-45 Class SE
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 04/20/2049	3.956%	14,272,567	2,496,272
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	4.023%	13,639,968	3,252,902
CMO Series 2019-6 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	4.006%	13,948,770	2,147,847

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	4.056%	9,922,015	2,152,286
Total Residential Mortgage-Backed Securities - Agency (Cost $962,200,289)			962,625,224

Residential Mortgage-Backed Securities - Non-Agency 9.9%

American Mortgage Trust(c),(e),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	290	176
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	5,700,000	5,752,634
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	2,500,000	2,531,361
ASG Resecuritization Trust(a),(g)
CMO Series 2013-2 Class 2A70
11/28/2035	4.031%	366,172	367,884
BCAP LLC Trust(a),(g)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	685,842	671,458
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M1
1-month USD LIBOR + 1.700% 10/25/2027	4.130%	1,966,256	1,972,733
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.368%	6,000,000	6,013,165
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.004%	4,157,000	4,177,493
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	4.254%	8,500,000	8,525,141
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2014-A Class B2
01/25/2035	5.489%	2,024,048	2,182,985
CMO Series 2014-C Class A
02/25/2054	3.250%	422,493	422,045
CMO Series 2015-A Class B3
06/25/2058	4.500%	2,676,279	2,676,203
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,444,896	3,417,367
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2013-7R Class 3A1
02/26/2035	4.050%	347,520	347,100
CMO Series 2014-2R Class 17A2
04/27/2037	5.200%	1,675,220	1,685,246
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2018-3A Class M1
08/25/2058	4.357%	2,000,000	2,048,653
GCAT Trust(a),(g)
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	2,025,000	2,024,813
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-1 Class A3
06/25/2048	3.999%	2,280,493	2,360,462
Homeward Opportunities Fund I Trust(a),(c),(e)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	3,875,000	3,920,737
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.321%	21,722,039	878,513
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	2,560,975	2,572,532
Subordinated CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	3,323,132	3,350,851
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	137,755	137,801
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.868%	10,000,000	10,005,956
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.668%	8,000,000	8,028,178
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	4,257,861	4,266,093
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	2,807,494	2,808,209
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	3.268%	8,800,000	8,797,669

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.768%	3,000,000	3,000,029
RBSSP Resecuritization Trust(a),(g)
CMO Series 2012-1 Class 5A2
12/27/2035	4.077%	1,798,482	1,824,890
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	1,534,626	1,542,018
Verus Securitization Trust(a),(g)
CMO Series 2018-INV1 Class A2
03/25/2058	3.857%	840,901	864,783
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	1,099,640	1,130,735
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $98,406,923)			100,305,913
Options Purchased Calls 0.3%
Value ($)
(Cost $1,466,500)	2,975,136

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(l),(m)	34,110,565	34,107,154
Total Money Market Funds (Cost $34,107,154)		34,107,154
Total Investments in Securities (Cost: $1,274,507,009)		1,280,535,770
Other Assets & Liabilities, Net		(273,369,699)
Net Assets		1,007,166,071

At September 30, 2019, securities and/or cash totaling $2,980,029 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	29	12/2019	USD	6,249,500	—	(14,786)
U.S. Treasury 5-Year Note	431	12/2019	USD	51,352,977	—	(276,992)
Total					—	(291,778)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(14)	12/2019	USD	(2,272,375)	27,860	—
U.S. Treasury 10-Year Note	(73)	12/2019	USD	(9,512,813)	1,020	—
Total					28,880	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	80,000,000	80,000,000	1.50	03/16/2020	964,000	1,260,584
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	75,000,000	75,000,000	1.75	12/06/2019	502,500	1,714,552
Total							1,466,500	2,975,136

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2019 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(85,000,000)	(85,000,000)	1.65	11/04/2019	(629,000)	(1,147,390)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(100,000,000)	(100,000,000)	1.70	11/01/2019	(750,000)	(1,647,130)
Total							(1,379,000)	(2,794,520)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(300,000,000)	(300,000,000)	1.55	11/22/2019	(690,000)	(737,340)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	3,500,000	119,794	(1,750)	152,739	—	—	(34,695)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	3,000,000	102,681	(1,500)	163,556	—	—	(62,375)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	4,000,000	136,908	(2,000)	251,165	—	—	(116,257)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	2,000,000	91,800	(1,000)	99,412	—	—	(8,612)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	229,500	(2,500)	284,831	—	—	(57,831)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	4,000,000	183,601	(2,000)	261,522	—	—	(79,921)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	3,000,000	102,681	(1,500)	190,114	—	—	(88,933)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	8,000,000	367,200	(4,000)	425,910	—	—	(62,710)
Total							1,334,165	(16,250)	1,829,249	—	—	(511,334)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	29,700,000	(260,472)	—	—	—	(260,472)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	3.441	USD	2,500,000	(40,391)	1,250	—	(151,701)	112,560	—
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $227,109,278, which represents 22.55% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2019.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2019, the total value of these securities amounted to $7,671,615, which represents 0.76% of total net assets.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued basis.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Negligible market value.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	30,524,096	289,564,618	(285,978,149)	34,110,565	50	—	674,989	34,107,154
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019	9